Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of revenues and cost of revenue by segment
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue:
Workspace membership	422,984	376,642	258,796
Marketing and branding services	317,461	463,475	287,453
Other services	136,692	217,391	114,492
Total revenue	877,137	1,057,508	660,741
Cost of revenue (excluding impairment loss)
Workspace membership	(557,102)	(508,121)	(339,088)
Marketing and branding services	(297,893)	(444,717)	(291,568)
Other services	(113,074)	(181,222)	(104,311)
Total cost of revenue (excluding impairment loss)	(968,069)	(1,134,060)	(734,967)